RELATED PARTY TRANSACTIONS - Key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Salaries and benefits	$ 3,009	$ 3,059
Contract completion bonus - interim CEO		171
Directors' fees	692	531
Termination benefits	665
Share-based compensation	1,266	1,935
Key management personnel compensation	$ 5,632	$ 5,696